Tax charge (Tables)	12 Months Ended
Dec. 31, 2018
Tax charge
Schedule of total tax charge in the income statement

	2018 £m			2017 £m	2016 £m
	Current	Deferred
Tax charge	tax	tax	Total	Total	Total
Attributable to shareholders:
Asia operations	(199)	(78)	(277)	(253)	(256)
US operations	(87)	(168)	(255)	(508)	66
UK and Europe	(255)	39	(216)	(267)	(275)
Other operations	125	1	126	122	111
Tax charge attributable to shareholders’ returns	(416)	(206)	(622)	(906)	(354)
Attributable to policyholders:
Asia operations	(92)	12	(80)	(249)	(155)
UK and Europe	(188)	594	406	(425)	(782)
Tax (charge) credit attributable to policyholders’ returns	(280)	606	326	(674)	(937)
Total tax charge	(696)	400	(296)	(1,580)	(1,291)

Schedule of components total tax charge

	2018 £m	2017 £m	2016 £m
Current tax expense:
Corporation tax	(677)	(746)	(1,464)
Adjustments in respect of prior years	(19)	50	87
Total current tax charge	(696)	(696)	(1,377)

Deferred tax arising from:
Origination and reversal of temporary differences	385	(531)	64
Impact of changes in local statutory tax rates	8	(353)	6
Credit in respect of a previously unrecognised tax loss, tax credit or temporary difference from a prior period	7	—	16
Total deferred tax credit (charge)	400	(884)	86
Total tax charge	(296)	(1,580)	(1,291)

Schedule of deferred tax charge

	2018 £m	2017 £m	2016 £m
Unrealised gains and losses on investments	667	(185)	(437)
Short-term temporary differences	(198)	(526)	573
Balances relating to investment and insurance contracts	(91)	(156)	(90)
Unused tax losses	23	(12)	36
Capital allowances	(1)	(5)	4
Deferred tax credit (charge)	400	(884)	86

Reconciliation of shareholder effective tax rate

	2018 £m
					Total	Percentage
	Asia	US	UK and	Other*	attributable to	impact
	operations	operations note (i)	Europe	operations	shareholders	on ETR
Adjusted IFRS operating profit (loss) based on longer-term investment returns	2,164	1,919	1,634	(890)	4,827
Non-operating loss	(527)	(180)	(474)	(11)	(1,192)
Profit (loss) before tax	1,637	1,739	1,160	(901)	3,635
Expected tax rate	22%	21%	19%	19%	21%
Tax at the expected rate	360	365	220	(171)	774	21.3%
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary rates	(34)	(17)	(6)	(2)	(59)	(1.6)%
Deductions not allowable for tax purposes	39	3	15	10	67	1.8%
Items related to taxation of life insurance businessesnote (ii)	(13)	(83)	(2)	—	(98)	(2.7)%
Deferred tax adjustments	(11)	—	2	(30)	(39)	(1.1)%
Effect of results of joint ventures and associatesnote (iii)	(63)	—	(3)	2	(64)	(1.8)%
Irrecoverable withholding taxesnote (iv)	—	—	—	47	47	1.3%
Other	(3)	—	3	3	3	0.1%
Total	(85)	(97)	9	30	(143)	(4.0)%

Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years	—	(17)	(11)	14	(14)	(0.4)%
Movements in provisions for open tax mattersnote (v)	2	4	(2)	1	5	0.2%
Total	2	(13)	(13)	15	(9)	(0.2)%
Total actual tax charge (credit)	277	255	216	(126)	622	17.1%
Analysed into:

Tax on adjusted IFRS operating profit based on longer-term investment returns	308	301	313	(130)	792
Tax on non-operating profit	(31)	(46)	(97)	4	(170)
Actual tax rate:
Adjusted IFRS operating profit based on longer-term investment returns:
Including non-recurring tax reconciling items	14%	16%	19%	15%	16%
Excluding non-recurring tax reconciling items	14%	16%	20%	16%	16%
Total profit	17%	15%	19%	14%	17%

*Other operations include restructuring costs.

Notes

(i)   Impact of US tax reform

The 2018 tax charge for US operations reflects the full impact of the US tax reform package, the Tax Cuts and Jobs Act, which was enacted in December 2017 and took effect from 1 January 2018. The expected tax rate of 21 per cent reflects the reduced US corporate income tax rate compared to 35 per cent for 2017. The benefit of the dividend received deduction (shown in Items related to the taxation of life insurance businesses) is lower in 2018 than 2017 reflecting the changes to how this deduction is computed. In 2017, the reduction in the US corporate income tax rate gave rise to a £445 million unfavourable reconciling item in US operations relating to the remeasurement of the net deferred tax asset attributable to shareholders and a £134 million benefit recognised in other comprehensive income.

(ii)  Items related to taxation of life insurance businesses

The £83 million (2017: £238 million; 2016: £159 million) reconciling item in US operations reflects the impact of the dividend received deduction on the taxation of profits from variable annuity business. The principal reason for the reduction in the Asia operations reconciling items from £92 million at 2017 to £13 million at 2018 reflects non-operating investment losses in Hong Kong which do not attract tax relief offsetting the benefit of operating profits due to the taxable profit being computed as 5 per cent of net insurance premiums.

(iii)  Effects of results of joint ventures and associates

Profit before tax includes Prudential’s share of profits after tax from the joint ventures and associates. Therefore, the actual tax charge does not include tax arising from profit or loss of joint ventures and associates and is reflected as a reconciling item in the table above.

(iv)  Irrecoverable withholding taxes

The £47 million (2017: £54 million; 2016: £36 million) adverse reconciling items reflects local withholding taxes on dividends paid by certain non-UK subsidiaries, principally Indonesia, to the UK. The dividends are exempt from UK tax and consequently the withholding tax cannot be offset against UK tax payments.

(v)  Movements in provisions for open tax matters

The complexity of the tax laws and regulations that relate to our businesses means that from time to time we may disagree with tax authorities on the technical interpretation of a particular area of tax law. This uncertainty means that in the normal course of business the Group will have matters where, upon ultimate resolution of the uncertainty, the amount of profit subject to tax may be greater than the amounts reflected in the Group’s submitted tax returns. The statement of financial position contains the following provisions in relation to open tax matters:

£m
At 31 December 2017	(139)
Movements in the current period included in:
Tax charge attributable to shareholders	(5)
Other movements*	(5)
At 31 December 2018	(149)

*     Other movements include interest arising on open tax matters and amounts included in the Group’s share of profits from joint ventures and associates, net of related tax.

	2017 £m
					Total	Percentage
	Asia	US	UK and	Other	attributable to	impact
	operations	operations	Europe	operations*	shareholders	on ETR
Adjusted IFRS operating profit (loss) based on longer-term investment returns	1,975	2,224	1,378	(878)	4,699
Non-operating profit (loss)	53	(1,462)	(14)	20	(1,403)
Profit (loss) before tax	2,028	762	1,364	(858)	3,296
Expected tax rate	21%	35%	19%	19%	24%
Tax at the expected rate	426	267	259	(163)	789	23.9%
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary rates	(64)	(11)	(2)	(14)	(91)	(2.8)%
Deductions not allowable for tax purposes	26	6	13	10	55	1.7%
Items related to taxation of life insurance businesses	(92)	(238)	(2)	—	(332)	(10.1)%
Deferred tax adjustments	11	17	(1)	(5)	22	0.7%
Effect of results of joint ventures and associates	(52)	—	(3)	—	(55)	(1.7)%
Irrecoverable withholding taxes	—	—	—	54	54	1.6%
Other	(10)	—	6	(1)	(5)	(0.1)%
Total	(181)	(226)	11	44	(352)	(10.7)%

Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years	(3)	(15)	(3)	(3)	(24)	(0.7)%
Movements in provisions for open tax matters	19	25	—	—	44	1.3%
Impact of US tax reform	—	445	—	—	445	13.5%
Adjustments in relation to business disposals	(8)	12	—	—	4	0.1%
Total	8	467	(3)	(3)	469	14.2%
Total actual tax charge (credit)	253	508	267	(122)	906	27.4%
Analysed into:

Tax on adjusted IFRS operating profit based on longer-term investment returns	276	548	268	(121)	971
Tax on non-operating profit	(23)	(40)	(1)	(1)	(65)
Actual tax rate:
Adjusted IFRS operating profit based on longer-term investment returns:
Including non-recurring tax reconciling items	14%	25%	19%	14%	21%
Excluding non-recurring tax reconciling items	13%	24%	20%	13%	20%
Total profit	12%	67%	20%	14%	27%

*     Other operations include restructuring costs.

	2016 £m
			UK		Total	Percentage
	Asia	US	and	Other*	attributable to	impact on
	operations	operations	Europe	operations	shareholders	ETR
Adjusted IFRS operating profit (loss) based on longer-term investment returns	1,644	2,048	1,253	(689)	4,256
Non-operating (loss) profit	(460)	(1,523)	206	(204)	(1,981)
Profit (loss) before tax	1,184	525	1,459	(893)	2,275
Expected tax rate	22%	35%	20%	20%	24%
Tax at the expected rate	260	184	292	(179)	557	24.4%
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary rates	(31)	(18)	(13)	(5)	(67)	(2.9)%
Deductions not allowable for tax purposes	20	8	10	22	60	2.6%
Items related to taxation of life insurance businesses	(20)	(159)	(1)	—	(180)	(7.9)%
Deferred tax adjustments	(11)	—	2	(14)	(23)	(1.0)%
Effect of results of joint ventures and associates	(44)	—	(2)	—	(46)	(2.0)%
Irrecoverable withholding taxes	—	—	—	36	36	1.6%
Other	3	—	—	(7)	(4)	(0.1)%
Total	(83)	(169)	(4)	32	(224)	(9.7)%

Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years	1	(81)	(7)	5	(82)	(3.6)%
Movements in provisions for open tax matters	20	—	—	31	51	2.2%
Impact of changes in local statutory tax rates	—	—	(6)	—	(6)	(0.2)%
Write-down of Korea life business	58	—	—	—	58	2.5%
Total	79	(81)	(13)	36	21	0.9%
Total actual tax charge (credit)	256	(66)	275	(111)	354	15.6%
Analysed into:

Tax on adjusted IFRS operating profit based on longer-term investment returns	271	467	244	(88)	894
Tax on non-operating profit	(15)	(533)	31	(23)	(540)
Actual tax rate:
Adjusted IFRS operating profit based on longer-term investment returns:
Including non-recurring tax reconciling items	16%	23%	19%	13%	21%
Excluding non-recurring tax reconciling items	15%	27%	21%	18%	22%
Total profit	22%	(13)%	19%	12%	16%

*      Other operations include restructuring costs.

Schedule of movements in provisions for open tax matters

£m
At 31 December 2017	(139)
Movements in the current period included in:
Tax charge attributable to shareholders	(5)
Other movements*	(5)
At 31 December 2018	(149)

*     Other movements include interest arising on open tax matters and amounts included in the Group’s share of profits from joint ventures and associates, net of related tax.

Schedule of tax rates for Asia insurance and Group, excluding the held for sale Korea life business

	Asia	Attributable to
	operations	shareholders
Expected tax rate on total profit	22%	24%
Actual tax rate:
Operating profit based on longer-term investment returns	16%	21%
Total profit	18%	14%